Debt - Additional Information - CMBS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan Property Loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 loan
Debt Instrument [Line Items]
Capitalized interest	$ 3,839	$ 4,332	$ 6,035
CMBS Loans
Debt Instrument [Line Items]
Deferred financing costs	$ 3,900	$ 4,700
CMBS Loans | Discontinued Operations, Disposed of by Sale
Debt Instrument [Line Items]
Number of loans in default securitized into CMBS | Loan	6
CMBS - fixed-rate | CMBS Loans
Debt Instrument [Line Items]
Number of loans secured by mortgage on leased properties and related assets | loan	6
Number of properties securing borrowings | Property	100
Number of properties securing loans | Property	8
Debt default amount	$ 64,300
Capitalized interest	13,200
Restricted cash	$ 1,500
CMBS - fixed-rate | CMBS Loans | Minimum
Debt Instrument [Line Items]
Stated interest rate	4.67%
Default percentage rate	7.53%
CMBS - fixed-rate | CMBS Loans | Maximum
Debt Instrument [Line Items]
Stated interest rate	6.00%
Default percentage rate	10.62%
CMBS - fixed-rate | CMBS Loans | Weighted Average
Debt Instrument [Line Items]
Stated interest rate	5.35%
CMBS - Variable-Rate | CMBS Loans
Debt Instrument [Line Items]
Number of loans secured by mortgage on leased properties and related assets | loan				8